Fair Value Measurements - Summary of Financial Instruments Measured or Disclosed at Fair Value on Recurring Basis (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Assets
Short-term investments		¥ 816,331	$ 128,100	¥ 1,206,539
Available-for-sale debt security	[1]	157,160
Fair Value, Measurements, Recurring [Member]
Assets
Short-term investments	[2]	816,331		1,206,539
Cash equivalents	[3]	401,291		401,269
Available-for-sale debt security	[4]	157,160
Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Short-term investments	[2]	0		0
Cash equivalents	[3]	401,291		401,269
Available-for-sale debt security	[4]	0
Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Short-term investments	[2]	816,331		1,206,539
Cash equivalents	[3]	0		0
Available-for-sale debt security	[4]	0
Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Short-term investments	[2]	0		0
Cash equivalents	[3]	0		¥ 0
Available-for-sale debt security	[4]	¥ 157,160

[1]	In 2021, the Group made an investment in debt securities (i.e. certain preferred shares) of a privately-held investee company at a cash consideration of RMB157,160 (“Debt Investment”). Given that the preferred stock will become redeemable simply by the the passage of time and the intention of the Group is to hold and consider a future disposal, the investment is accounted for as an available-for-sale debt investment (see Note 2(k)), wherein the investment is carried at fair value with realized or unrealized gains or losses recorded in accumulative other comprehensive income (loss). As of December 31, 2021, the fair value of the Debt Investment is not materially different from the fair value at the acquisition date.
[2]	Short-term investments represented the investments issued by commercial banks and financial institution with a variable interest rate indexed to the performance of underlying assets within one year. For the instruments whose fair values are estimated based on quoted prices of similar products provided by banks at the end of each period, the Company classifies the valuation techniques that use these inputs as Level 2 of fair value measurements.
[3]	Cash equivalents mainly consist of time deposits with original maturities of three months or less and highly liquid investments that are readily convertible to known amounts of cash. The fair values of cash equivalents are determined based on the pervasive interest rates in the market. The Company classifies the valuation techniques that use the pervasive interest rates input as Level 1 of fair value measurements.
[4]	Available-for-sale debt investments were investments made by the Group without readily determinable fair values as set out in Note [10], which were categorized as Level 3 in the fair value hierarchy. These investments were valued based on a model utilizing unobservable inputs requiring significant management judgment and estimation. The Company uses a combination of valuation methodologies, including income approaches based on the Company’s best estimate, which is determined by using information including but not limited to the pricing of recent rounds of financing of the investees, future cash flow forecasts, liquidity factors and multiples of a selection of comparable companies.